Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

17 Subsequent events

The Company has assessed all subsequent events through April 28, 2025 which is the date that these consolidated financial statements are issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.

(a)	Issuance of Class B ordinary shares

On March 13, 2025, Ryde Group Ltd (the “Company”) issued 3,000,000 Class B Ordinary Shares of the Company, to Mr. Terence Zou, the Chairman of the Board of Directors and Chief Executive Officer of the Company, to recognize his significant contribution to the Company’s business operations for the financial year 2024. The Company’s share capital is divided into Class A Ordinary Shares and Class B Ordinary Shares. Holders of Class A Ordinary Shares are entitled to one vote per share, while holders of Class B Ordinary Shares are entitled to 10 votes per share. After such issuance, Mr. Terence Zou beneficially owns an aggregate 5,177,175 Class B Ordinary Shares, which constitute approximately 17.7% of the Company’s total issued and outstanding share capital and approximately 58.7% of the aggregate voting power as of the date hereof.